Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Fair Value of Each Option Grants

The following table provides quantitative information regarding Level 3 fair value measurements at January 20, 2021 (Initial Measurement) and June 30, 2021 (Private Placement Warrants only):

	At
	January 20,	As of
	2021 (Initial measurement)	June 30, 2021
Stock price	$10.45	$9.98
Strike price	$11.50	$11.50
Volatility	20.5%	18.0%
Risk-free rate	0.62%	.91%
Dividend yield	0.0%	0.0%
Fair value of warrants	$1.41	$1.23

Sarcos Corp and Subsidiaries
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Stock Options Activity

The following summarizes the Company’s stock option activity for the six months ended June 30, 2021:

	Options Outstanding		Weighted- Average Remaining
	Number of Shares	Weighted Average Exercise Price	Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding – December 31, 2020	1,536,897	$3.04	6.83	$5,058
Granted	349,750	45.05
Exercised	(4,800)	4.23
Cancelled	(116,210)	4.48
Outstanding – June 30, 2021	1,765,637	$11.26	6.56	$59,655
Vested and expected to vest – June 30, 2021	1,765,637	$11.26	6.56	$59,655
Exercisable – June 30, 2021	955,972	$2.08	5.24	$41,077

The following summarizes the Company’s stock option activity during 2020 and 2019:

	Options Outstanding		Weighted- Average Remaining Contractual Term (in years)
	Number of Shares	Weighted Average Exercise Price		Aggregate Intrinsic Value
Outstanding – December 31, 2018	1,447,968	$2.10	8.09	$4,835
Granted	287,732	5.69
Exercised	(5,286)	2.92
Cancelled	(221,626)	4.17
Outstanding – December 31, 2019	1,508,788	$2.48	7.36	5,848
Granted	388,750	6.33
Exercised	(62,109)	2.00
Cancelled	(298,532)	4.70
Outstanding – December 31, 2020	1,536,897	$3.04	6.83	$5,058
Vested and expected to vest – December 31, 2020	1,536,897	$3.04	6.83	$5,058
Exercisable – December 31, 2020	987,256	$1.68	5.78	$4,592

Summary of Restricted Stock Award Activity

The following summarizes the Company’s employee restricted stock units activity for the six months ended June 30, 2021:

	Restricted Stock Units Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2020	175,703	$6.04
Granted	40,000	45.05
Outstanding – June 30, 2021	215,703	$13.51

The following summarizes the Company’s employee restricted stock awards activity for the six months ended June 30, 2021:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted-Average Grant-Date Fair Value
Outstanding – December 31, 2020	—	$—
Granted	1,000,000	45.05
Outstanding – June 30, 2021	1,000,000	$45.05

The following summarizes the Company’s employee restricted stock awards activity during 2020 and 2019:

	Restricted Stock Awards Outstanding
	Number of Shares	Weighted- Average Grant-Date Fair Value
Outstanding – December 31, 2018	—	$—
Granted	283,599	6.02
Outstanding – December 31, 2019	283,599	$6.02
Granted	75,000	6.29
Cancelled	(182,896)	6.12
Outstanding – December 31, 2020	175,703	$6.04

Schedule of Fair Value of Each Option Grants

The per share fair values of stock options granted and the assumptions used in estimating fair value were as follows:

	June 30, 2021	December 31, 2020
Options
Fair value of common stock	$27.69	$3.69
Risk-free interest rate	1.047%	0.51%
Expected term (in years)	6.14	6.06
Expected dividend yield	0.00%	0.00%
Expected volatility	68.25%	64.98%

	As of December 31,
	2020	2019
Options
Fair value of common stock	$3.69	$3.66
Risk-free interest rate	0.51%	1.98%
Expected term (in years)	6.06	6.91
Expected dividend yield	0.00%	0.00%
Expected volatility	64.98%	62.46%

Schedule of Stock Based Compensation Expense

The Company recognized stock-based compensation expense under the Plan in the condensed consolidated statement of operations as follows:

	June 30, 2021	June 30, 2020
Cost of revenue	$43	$53
Research and development	134	81
Sales and marketing	22	20
General and administrative	193	220
Total stock-based compensation expense	$392	$374

The Company recognizes stock-based compensation expense under the Plan in the consolidated statement of operations as follows:

	December 31, 2020	December 31, 2019
Cost of revenue	$109	$140
Research and development	249	304
Sales and marketing	45	54
General and administrative	370	139
Total stock-based compensation expense	$773	$637

Schedule of Summary of Weighted Average Fair Value Per Share	The following is a summary of the weighted-average fair value per share:
June 30, 2021
Granted	$27.55
Exercised	$4.23
Cancelled	$2.75
Unvested	$15.35
The following is a summary of the weighted-average fair value per share:
	December 31, 2020	December 31, 2019
Granted	$3.69	$3.66
Exercised	$1.32	$2.62
Cancelled	$3.24	$2.99
Unvested	$3.49	$3.73